EFH Bankruptcy Proceedings And Sempra Acquisition	12 Months Ended
Dec. 31, 2019
EFH Bankruptcy Proceedings And Sempra Acquisition [Abstract]
EFH BANKRUPTCY PROCEEDINGS AND SEMPRA ACQUISITION

14.    EFH BANKRUPTCY PROCEEDINGS AND SEMPRA ACQUISITION

In April 2014, EFH Corp. and the substantial majority of its direct and indirect subsidiaries at the time commenced proceedings under Chapter 11 of the U.S. Bankruptcy Code. The Oncor Ring-Fenced Entities were not parties to the EFH Bankruptcy Proceedings.  On March 9, 2018, Sempra acquired the 80.03% of Oncor’s membership interests owned indirectly by EFH Corp. and EFIH (Sempra Acquisition). As a result of the Sempra Acquisition, EFH Corp. merged with an indirect subsidiary of Sempra, with EFH Corp. (renamed STH) continuing as the surviving company and an indirect, wholly owned subsidiary of Sempra.  Sempra paid cash consideration of approximately $9.45 billion to acquire the indirect 80.03% outstanding membership interest in Oncor held by Oncor Holdings and other EFH Corp. assets and liabilities unrelated to Oncor.  In addition, in a separate transaction, Oncor Holdings acquired 0.22% of the outstanding membership interests in Oncor from Investment LLC for $26 million in cash, which represents approximately $18.60 per membership interest.  As a result, after the Sempra Acquisition, Oncor Holdings owns 80.25% of our outstanding membership interests and Texas Transmission owns 19.75% of our outstanding membership interests.  In February 2020, Sempra acquired (through STIH) an indirect 1% ownership interest in Texas Transmission.

The Sempra Acquisition was consummated after obtaining the approval of the bankruptcy court in the EFH Bankruptcy Proceedings, the Federal Communications Commission and the PUCT. The PUCT approval was obtained in Docket No. 47675, and the final order issued in that docket as well as our Limited Liability Company Agreement outline certain ring-fencing measures, governance mechanisms and restrictions that apply after the Sempra Acquisition. As a result of these ring-fencing measures, Sempra does not control Oncor, and the ring-fencing measures limit Sempra’s ability to direct the management, policies and operations of Oncor, including the deployment or disposition of Oncor’s assets, declarations of dividends, strategic planning and other important corporate issues and actions. These limitations include limited representation on the board of directors of Oncor. For more information on the ring-fencing measures applicable after the Sempra Acquisition, see Note 1.

The Sempra Order also contains certain operational and financial commitments, including that Oncor will make minimum capital expenditures equal to at least $7.5 billion over the period from January 1, 2018 until December 31, 2022 (subject to certain adjustments).